LVIP Wellington Capital Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.13%
Aerospace & Defense–1.35%
†Airbus SE Sponsored ADR	137,426	$ 4,588,654
Northrop Grumman	20,673	7,445,381
		12,034,035
Beverages–2.56%
Constellation Brands Class A	65,772	13,857,503
†Monster Beverage	100,200	8,900,766
		22,758,269
Biotechnology–0.99%
†Seagen	51,575	8,757,435
		8,757,435
Capital Markets–3.40%
Blackstone Class A	69,491	8,084,583
†Coinbase Global Class A	16,872	3,838,043
MarketAxess Holdings	20,337	8,555,572
S&P Global	22,981	9,764,397
		30,242,595
Commercial Services & Supplies–1.30%
†Copart	83,415	11,571,329
		11,571,329
Consumer Finance–0.78%
American Express	41,494	6,951,490
		6,951,490
Electronic Equipment, Instruments & Components–0.39%
CDW	19,121	3,480,404
		3,480,404
Entertainment–0.73%
†Walt Disney	38,506	6,514,060
		6,514,060
Equity Real Estate Investment Trusts–0.42%
Equinix	4,695	3,709,660
		3,709,660
Health Care Equipment & Supplies–2.50%
†ABIOMED	33,556	10,923,149
†Boston Scientific	261,499	11,346,442
		22,269,591
Health Care Providers & Services–1.50%
UnitedHealth Group	34,215	13,369,169
		13,369,169
Hotels, Restaurants & Leisure–4.15%
†Airbnb Class A	79,096	13,268,354
†Booking Holdings	2,947	6,995,795
†DraftKings Class A	207,232	9,980,293
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Hilton Worldwide Holdings	50,682	$ 6,695,599
		36,940,041
Insurance–1.23%
†Markel	3,799	4,540,299
Marsh & McLennan	42,521	6,438,955
		10,979,254
Interactive Media & Services–14.12%
†Alphabet Class C	23,678	63,109,210
†Facebook Class A	89,030	30,215,892
†Match Group	48,122	7,554,673
†Snap Class A	142,084	10,495,745
†ZoomInfo Technologies Class A	234,319	14,337,979
		125,713,499
Internet & Direct Marketing Retail–4.55%
†Amazon.com	12,333	40,514,398
		40,514,398
IT Services–15.14%
†Affirm Holdings	71,436	8,510,171
Fidelity National Information Services	115,479	14,051,485
†FleetCor Technologies	50,525	13,200,667
Global Payments	92,942	14,645,800
Mastercard Class A	74,690	25,968,219
†PayPal Holdings	89,031	23,166,757
†Shopify Class A	4,112	5,574,967
†Snowflake Class A	22,644	6,848,225
†Square Class A	48,657	11,669,895
Visa Class A	49,915	11,118,566
		134,754,752
Life Sciences Tools & Services–1.68%
†Illumina	27,160	11,016,368
†Mettler-Toledo International	2,869	3,951,646
		14,968,014
Machinery–0.21%
IDEX	9,092	1,881,589
		1,881,589
Pharmaceuticals–0.71%
Zoetis	32,691	6,346,631
		6,346,631
Professional Services–2.57%
IHS Markit	57,676	6,726,175
†Legalzoom.com	12,435	328,284
TransUnion	140,893	15,823,693
		22,878,152
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.54%
†Uber Technologies	106,944	$ 4,791,091
		4,791,091
Semiconductors & Semiconductor Equipment–5.92%
†Advanced Micro Devices	181,772	18,704,339
Marvell Technology	124,598	7,514,505
Microchip Technology	80,257	12,318,647
Monolithic Power Systems	6,835	3,312,788
NVIDIA	52,132	10,799,665
		52,649,944
Software–21.95%
†Adobe	32,177	18,524,942
†Autodesk	45,529	12,983,505
†Avalara	59,754	10,443,207
†Ceridian HCM Holding	17,400	1,959,588
†DocuSign	16,425	4,228,288
Intuit	19,708	10,632,663
Microsoft	260,001	73,299,482
†nCino	103,110	7,323,903
†Qualtrics International Class A	12,140	518,864
†RingCentral Class A	21,579	4,693,433
†salesforce.com	74,263	20,141,611
†ServiceNow	22,201	13,815,016
†UiPath Class A	99,384	5,228,592
†Workday Class A	46,452	11,607,890
		195,400,984
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.78%
†Burlington Stores	23,031	$ 6,530,900
TJX	141,213	9,317,234
		15,848,134
Technology Hardware, Storage & Peripherals–7.39%
Apple	465,133	65,816,320
		65,816,320
Textiles, Apparel & Luxury Goods–1.27%
†Lululemon Athletica	27,918	11,298,415
		11,298,415
Total Common Stock (Cost $402,754,514)		882,439,255

MONEY MARKET FUND–0.63%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	5,591,520	5,591,520
Total Money Market Fund (Cost $5,591,520)		5,591,520

TOTAL INVESTMENTS–99.76% (Cost $408,346,034)	888,030,775
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	2,160,101
NET ASSETS APPLICABLE TO 11,935,487 SHARES OUTSTANDING–100.00%	$890,190,876

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$882,439,255	$—	$—	$882,439,255
Money Market Fund	5,591,520	—	—	5,591,520
Total Investments	$888,030,775	$—	$—	$888,030,775
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Capital Growth Fund–3